INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation	A reconciliation of the federal statutory tax rate and the effective tax rates for the year ended December 31, 2023 and 2022 is as follows:

	December 31
	2023	2022
Federal Tax at Statutory Rate	21.00%	21.00%
Permanent	(0.89)%	(6.25)%
Change in Valuation Allowance	(22.77)%	(21.73)%
True Ups	—%	(0.06)%
R&D Credit	2.66%	7.04%

Effective Tax Rate	—%	—%

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets were as follows:

	December 31
	2023	2022
Capitalized R&D Expenses	$5,610,221	$5,199,721
Other Deferred Items	44,193	145,935
Stock Compensation	455,192	484,205
Net Operating Loss - US	6,161,916	3,919,323
R&D Credits	3,627,377	3,293,572
Net deferred tax assets	15,898,899	13,042,756

Valuation Allowance	(15,898,899)	(13,042,756)
Net deferred tax assets (liabilities)	$—	$—